Organization and Description of Business	12 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Newegg Commerce, Inc. (“Newegg” or the “Company”) was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003.

Newegg is an electronics-focused e-retailer that offers customers a comprehensive selection of the latest consumer electronics products, detailed product descriptions and images, “how-to” information, and customer reviews via its websites. The Company’s strategic focus is based on three key areas: (1) providing a differentiated and superior online shopping experience, (2) offering reliable and timely product fulfillment, and (3) delivering superior customer service. Through Newegg.com, our flagship retail site, we connect our global customer base to a wide and increasing assortment of tech products and a massive pool of brands, sellers, suppliers, manufacturers, distributors, and third-party service providers.

On April 7, 2025, the Company effected a share combination of the Company’s outstanding common shares, par value $0.021848 per share, at a ratio of twenty-for-one (the “Share Combination”). The common shares listed on The Nasdaq Capital Market commenced trading on The Nasdaq Capital Market on a post-Share Combination adjusted basis at the open of business on April 7, 2025. As a result of the Share Combination, the number of issued and outstanding common shares immediately prior to Share Combination was reduced such that every twenty shares of common shares held by a shareholder immediately prior to the Share Combination were combined and reclassified into one common share, par value $0.43696 per share. Fractional shares resulting from the Share Combination were settled by cash payment.

Options, and other like awards, to purchase the Company’s common shares were also proportionately adjusted in accordance with their terms to reflect the Share Combination.

All common share amounts and per share numbers discussed herein have been retroactively adjusted for the Share Combination.